Note Q - Consolidated Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note Q - Consolidated Quarterly Financial Information (unaudited)

	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
2013
Total interest income	$9,480	$8,764	$8,748	$8,966
Total interest expense	1,059	923	818	773
Net interest income	8,421	7,841	7,930	8,193
Provision for loan losses (1)	31	(189)	833	(198)
Noninterest income (2)	3,940	1,965	1,574	1,039
Noninterest expense	7,948	7,317	7,320	6,790
Net income	3,223	1,942	1,061	1,886

Earnings per share	$0.79	$0.48	$0.26	$0.47

2012
Total interest income	$10,665	$9,657	$9,405	$9,274
Total interest expense	1,753	1,604	1,538	1,451
Net interest income	8,912	8,053	7,867	7,823
Provision for loan losses (3)	1,316	524	1,183	(1,440)
Noninterest income (2)	3,479	1,974	1,674	1,356
Noninterest expense	7,332	7,162	6,957	8,290
Net income	2,622	1,719	1,107	1,604

Earnings per share	$0.65	$0.43	$0.27	$0.40

2011
Total interest income	$12,025	$10,817	$10,693	$10,505
Total interest expense	2,822	2,663	2,509	2,175
Net interest income	9,203	8,154	8,184	8,330
Provision for loan losses (4)	2,944	759	1,152	41
Noninterest income (2)	3,659	1,687	1,058	818
Noninterest expense	7,098	6,981	7,001	7,219
Net income	2,033	1,555	886	1,361

Earnings per share	$0.51	$0.39	$0.22	$0.34

(1) During most of 2013, the Company experienced minimal to negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.

(2) The Company’s noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax software provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax software provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.

(3) During the fourth quarter of 2012, the Company experienced a large recovery of $1,250 on a previously charged-off commercial loan which lowered net charge-offs. The large decrease in net charge-offs contributed to a lower historical loan loss factor that created a lower level of general allocations within the allowance for loan losses.

(4) During the first quarter of 2011, the Company began taking partial charge-offs more quickly on collateral dependent impaired loans as a result of management’s evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment.  The increases in partial charge-offs contributed to a higher historical loan loss factor, which required additional general allocations within the allowance for loan losses.